Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 6,253,123	¥ 4,002,781
Other		271,675	126,957
Total		9,085,912	4,914,485
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	2,528,568	730,089
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1]	32,546	54,658
Total		¥ 36,546	¥ 60,086

[1]	Short-term notes are issued under the laws of Japan in the form of commercial paper.
[2]	The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥411,089 million and ¥319,000 million, respectively, at March 31, 2020, and ¥2,105,068 million and ¥423,500 million, respectively, at March 31, 2021.